Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Net sales (Note 7)	¥ 1,479,627	¥ 1,526,536	¥ 1,447,369
Cost of sales	1,093,467	1,137,137	1,068,465
Gross profit	386,160	389,399	378,904
Selling, general and administrative expenses (Notes 2, 4, 13 and 16)	279,361	277,515	257,593
Losses on impairment of goodwill(Notes 4 and 9)	14,143	18,456	729
Profit from operations	92,656	93,428	120,582
Other income (expenses):
Interest and dividend income(Note 3)	28,609	22,783	18,172
Interest expense (Note 13)	(1,814)	(1,718)	(1,945)
Foreign currency transaction gains, net (Note 12)	3,820	4,499	5,108
Gains on sales of securities, net (Note 3)	20,600	505	2,875
Other, net	1,712	2,365	1,476
Nonoperating Income (Expense), Total	52,927	28,434	25,686
Income before income taxes	145,583	121,862	146,268
Income taxes (Note 15):
Current	49,187	46,304	40,900
Deferred	(17,795)	(49,745)	10,354
Income taxes	31,392	(3,441)	51,254
Net income	114,191	125,303	95,014
Net income attributable to noncontrolling interests	(5,144)	(9,428)	(6,258)
Net income attributable to shareholders of Kyocera Corporation	¥ 109,047	¥ 115,875	¥ 88,756
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 297.24	¥ 315.85	¥ 241.93
Diluted	297.24	315.85	241.93
Cash dividends declared per share:
Per share of common stock	¥ 100.00	¥ 100.00	¥ 80.00
Average number of shares of common stock outstanding:
Basic	366,859	366,864	366,872
Diluted	366,859	366,864	366,872